Segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Non-current assets
Non-current assets	€ 91,538	€ 94,048
Germany
Non-current assets
Non-current assets	42,709	43,190
Italy
Non-current assets
Non-current assets	10,129	10,519
UK
Non-current assets
Non-current assets	5,847	6,226
Spain
Non-current assets
Non-current assets	6,129	6,433
Other Europe
Non-current assets
Non-current assets	6,855	8,548
Vodacom
Non-current assets
Non-current assets	6,319	6,383
Other Markets
Non-current assets
Non-current assets	3,349	2,467
Vantage Towers [Member]
Non-current assets
Non-current assets	8,190	8,179
Common Functions
Non-current assets
Non-current assets	€ 2,011	€ 2,103